Offerings - Offering: 1	Oct. 15, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	3,273,138
Proposed Maximum Offering Price per Unit	48.85
Maximum Aggregate Offering Price	$ 159,892,791.30
Fee Rate	0.01381%
Amount of Registration Fee	$ 22,081.19
Offering Note	1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Common Stock, par value $0.01 per share ("Shares") that may from time to time be offered or issues under the Fortive Corporation Amended and Restated 2016 Stock Incentive Plan (the "Plan") to prevent dilution resulting from any stock split, stock dividend or other similar transaction effected without the receipt of consideration which results in an increase in the number of outstanding securities. (2) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) and Rule 457(h) of the Securities Act. The proposed maximum offering price per share is calculated on the basis of $48.45, the average of the high and low price of the Shares on October 13, 2025, as reported on the New York Stock Exchange, which is within five business days prior to filing this Registration Statement.